EQUITY - Non-controlling interests (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Shareholders equity attributable to non controlling interests	$ 20,379,477	$ 20,254,258	$ 19,901,617
Income attributable to non controlling interests	1,117,515	1,524,297	847,375
Total current assets	797,297,716	533,474,103	481,586,454
Total non-current assets	1,650,766,684	1,857,474,320	1,732,918,235
Total current liabilities	378,056,186	411,658,352	419,862,101
Total non-current liabilities	1,238,447,623	1,010,386,123	930,927,845
Net sales	1,698,281,237	1,779,025,115	1,672,915,799
Net income	$ 123,117,320	$ 175,246,225	$ 97,450,746
Embotelladora del Atlantico S.A.
Non-controlling interests
Non controlling interest percentage	0.0171%	0.0171%	0.0171%
Shareholders equity attributable to non controlling interests	$ 23,662	$ 26,342	$ 23,260
Income attributable to non controlling interests	2,312	4,183	3,633
Total current assets	65,077,621	73,309,861	78,222,876
Total non-current assets	140,891,069	160,885,628	156,224,157
Total current liabilities	56,982,545	66,987,371	82,148,269
Total non-current liabilities	10,226,241	12,732,620	15,897,476
Net sales	309,936,060	384,856,368	406,216,738
Net income	$ 13,386,097	$ 24,531,815	$ 21,304,406
Andina Empaques Argentina S.A.
Non-controlling interests
Non controlling interest percentage	0.0209%	0.0209%	0.0209%
Shareholders equity attributable to non controlling interests	$ 2,349	$ 2,290	$ 2,113
Income attributable to non controlling interests	244	409	96
Total current assets	6,212,726	4,350,074	4,329,932
Total non-current assets	8,247,288	9,433,294	9,251,880
Total current liabilities	2,733,092	2,212,255	2,309,810
Total non-current liabilities	491,364	618,031	1,169,270
Net sales	15,148,572	18,509,124	16,034,964
Net income	$ 1,168,507	$ 1,954,024	$ 458,980
Paraguay Refrescos S.A.
Non-controlling interests
Non controlling interest percentage	2.1697%	2.1697%	2.1697%
Shareholders equity attributable to non controlling interests	$ 5,037,332	$ 5,368,470	$ 5,378,074
Income attributable to non controlling interests	791,576	622,188	556,112
Total current assets	44,658,550	41,266,559	37,309,706
Total non-current assets	226,241,150	248,309,451	248,751,791
Total current liabilities	24,337,015	25,990,081	21,870,719
Total non-current liabilities	14,399,594	16,161,177	16,323,385
Net sales	157,152,584	158,892,010	149,588,252
Net income	$ 36,482,572	$ 28,675,727	$ 25,630,364
Vital S.A.
Non-controlling interests
Non controlling interest percentage	35.00%	35.00%	35.00%
Shareholders equity attributable to non controlling interests	$ 8,176,999	$ 7,904,741	$ 7,674,785
Income attributable to non controlling interests	285,269	263,442	271,063
Vital Jugos S.A.
Non-controlling interests
Total current assets	21,175,722	18,534,272	16,005,424
Total non-current assets	14,306,662	15,475,979	16,969,708
Total current liabilities	11,812,384	11,150,695	11,018,878
Total non-current liabilities	307,146	274,583	28,298
Net sales	42,955,659	46,818,385	56,724,318
Net income	$ 815,053	$ 752,692	$ 774,466
Vital Aguas S.A.
Non-controlling interests
Non controlling interest percentage	33.50%	33.50%	33.50%
Shareholders equity attributable to non controlling interests	$ 1,912,023	$ 1,803,884	$ 1,986,493
Income attributable to non controlling interests	109,110	105,870	36,696
Total current assets	3,798,228	5,266,575	4,616,490
Total non-current assets	7,297,306	8,527,624	5,287,639
Total current liabilities	3,897,100	5,794,282	3,803,117
Total non-current liabilities	1,490,904	2,615,188	171,184
Net sales	12,929,160	18,201,656	15,859,403
Net income	$ 325,700	$ 316,031	$ 109,539
Envases Central S.A.
Non-controlling interests
Non controlling interest percentage	40.73%	40.73%	40.73%
Shareholders equity attributable to non controlling interests	$ 5,227,112	$ 5,148,531	$ 4,836,892
Income attributable to non controlling interests	(70,996)	528,205	(20,225)
Total current assets	15,600,566	16,265,862	13,737,336
Total non-current assets	18,205,899	20,903,184	12,239,333
Total current liabilities	13,908,411	18,732,369	13,063,735
Total non-current liabilities	7,064,568	5,796,119	1,041,400
Net sales	62,267,424	70,633,817	59,433,099
Net income	$ (174,313)	$ 1,296,840	$ (112,302)